Biological Assets (Tables)	12 Months Ended
Dec. 31, 2019
Changes in biological assets [abstract]
Schedule of Reconciliation of Changes in Biological Assets

	December 31	December 31
	2019	2018
	$	$
Carrying amount, beginning of year	1,088,528	114,559
Effect of unrealized changes in fair value of biological assets	3,703,195	2,818,442
Biological assets purchased	197,432	3,841
Biological asset expensed in research and development	(169,022)	-
Biological assets sold	-	(133,680)
Transferred to inventory upon harvest	(660,681)	(1,714,634)
Carrying amount, end of year	4,159,452	1,088,528